Note 15 - Financial assets at fair value through OCI (Detail) - Financial assets at fair value through OCI [Member] - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Financial assets at fair value through OCI [Line Items]
Securities purchased under resale agreement	€ 1,805	€ 2,156
Debt securities [Abstract]:
German government	1,566	602
U.S. Treasury and U.S. government agencies	9,232	12,334
U.S. local (municipal) governments	446	392
Other foreign governments	15,672	9,960
Corporates	686	708
Other asset-backed securities	0	0
Mortgage-backed securities, including obligations of U.S. federal agencies	442	486
Other debt securities	831	969
Total debt securities	28,874	25,450
Loans	4,867	4,069
Total financial assets at fair value through other comprehensive income	€ 35,546	€ 31,675